Impairment reviews - Summary of Key Assumptions used in the Estimation of the Recoverable Amount (Detail)	Dec. 31, 2022	Dec. 31, 2021
Betway
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	21.60%	22.20%
Long-term growth rate	2.00%	2.00%
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	13.50%
Long-term growth rate	2.00%